Stockholders' Equity (Weighted-Average Assumption) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend yield		0.00%	0.00%
Minimum [Member]
Exercise price	$ 0.84
Market value	$ 0.84
Risk-free rate	2.49%
Expected term	6 years	5 years	5 years
Expected volatility	99.10%
Maximum [Member]
Exercise price	$ 1.30
Market value	$ 1.30
Risk-free rate	2.59%
Expected term		6 years	6 years
Expected volatility	99.30%